Business Overview	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Overview

1. Business Overview

Biofrontera Inc. (the “Company” or “Biofrontera”) is a U.S.-based biopharmaceutical company commercializing a portfolio of pharmaceutical products for the treatment of dermatological conditions with a focus on photodynamic therapy (“PDT”) and topical antibiotics. The Company’s licensed products are used for the treatment of actinic keratoses, which are pre-cancerous skin lesions as well as impetigo, a bacterial skin infection. In May 2023, the Company began research and development (“R&D”) activities to support PDT growth and will continue to opportunistically invest in these activities going forward. Our research and development program currently aims to improve the capabilities of our BF-RhodoLED® lamps to better fulfill the needs of dermatologists and improve the effectiveness of our commercial team by letting sales representatives carry approved devices with them allowing for easier product demonstrations and evaluations.

Biofrontera includes its wholly owned subsidiary Bio-FRI GmbH (“Bio-FRI”), a limited liability company organized under the laws of Germany. Our subsidiary, Bio-FRI was formed on February 9, 2022, as a German presence to facilitate our relationship with the Ameluz Licensor.

Our principal licensed product is Ameluz®, which is a prescription drug approved for use in combination with the RhodoLED® lamp series, for PDT. In the United States, the PDT treatment is used for the lesion-directed and field-directed treatment of actinic keratoses of mild-to-moderate severity on the face and scalp. We are currently selling Ameluz® for this indication in the U.S. under an exclusive license and supply agreement (“Ameluz LSA”) with Biofrontera Pharma (“Pharma”) GmbH and Biofrontera Bioscience GmbH (“Bioscience” and together, the “Ameluz Licensor”).

Our second prescription drug licensed product is Xepi® (ozenoxacin cream, 1%), a topical non-fluorinated quinolone that inhibits bacterial growth. It is approved for use in the United States in adults and children 2 months and older. We are currently selling Xepi® for this indication in the United States under an exclusive license and supply agreement, as amended (“Xepi LSA”) with Ferrer Internacional S.A. (“Ferrer”) that was assumed by Biofrontera on March 25, 2019 through our acquisition of Cutanea Life Sciences, Inc.(“Cutanea”). There has been limited revenue during the current reporting periods and recent developments with the third-party manufacturer that was providing our supply of Xepi® have resulted in further delays of our commercialization of the product. However, Ferrer is qualifying a new Contract manufacturer, Cambrex, which is expected to begin production in 2024.

Reverse Stock Split

On June 28, 2023, the Company, filed a Certificate of Amendment to its Amended and Restated Certificate of Incorporation (the “Amendment”) with the Secretary of State of the State of Delaware to (i) effect a 1-for-20 reverse stock split (the “Reverse Stock Split”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”), and (ii) effect a related proportional reduction in the number of the Company’s authorized shares of Common Stock from 300,000,000 to 15,000,000 (the “Authorized Share Reduction”).

Pursuant to the Amendment, the Reverse Stock Split and Authorized Share Reduction was effective at 11:59 p.m. on July 3, 2023 (the “Split Effective Time”), and the Common Stock began trading on the Nasdaq Capital Market on a post-split basis on July 5, 2023. The par value and other terms of the Common Stock were not affected.

Following the Split Effective Time, every 20 shares of Biofrontera Common Stock issued and outstanding were automatically combined and reclassified into one share of Common Stock. Outstanding equity-based awards, warrants and other equity rights were proportionately adjusted pursuant to their terms and the number of shares authorized and reserved for issuance upon vesting of restricted stock units or exercise of stock options and warrants were reduced proportionately. No fractional shares were issued as a result of the Reverse Stock Split. Stockholders who would otherwise hold a fractional share as a result of the Reverse Stock Split received an additional share of Common Stock.

Under the terms of the applicable warrant agreement, the number of shares of Common Stock issuable on exercise of each warrant will be proportionately decreased. Specifically, following effectiveness of the Reverse Stock Split, every 20 shares of Common Stock that may be purchased pursuant to the exercise of public warrants now represents one share of Common Stock that may be purchased pursuant to such warrants. Accordingly, for the Company’s warrants trading under the symbol “BFRIW”, every 20 warrants will be exercisable for one share of Common Stock at an exercise price of $100.00 per share of Common Stock.

The Reverse Stock Split affected all stockholders uniformly and did not alter any stockholder’s percentage interest in the Company’s equity (other than as a result of the rounding up of fractional shares). All information included in these consolidated financial statements has been adjusted, on a retrospective basis, to reflect the Reverse Stock Split as if it had been effective from the beginning of the earliest period presented, unless otherwise stated. All outstanding securities entitling their holders to purchase shares of Common Stock or acquire shares of Common Stock, including stock options, restricted stock units, and warrants, were adjusted as a result of the Reverse Stock Split.

Liquidity and Going Concern

The Company’s primary sources of liquidity are its existing cash balances, cash collected from the sales of its products, proceeds from the sale of our investment, related party, and cash flows from a revolving line of credit. As of September 30, 2023, we had cash and cash equivalents of $3.4 million and investment, related party of $3.3 million, compared to $17.2 million and $10.5 million as of December 31, 2022, respectively.

Since we commenced operations in 2015, we have generated significant losses. For the nine months ended September 30, 2023 and 2022, we incurred loss from operations of $18.8 million and $13.0 million, respectively. We incurred net cash outflows from operations of $16.0 million and $7.9 million, for the same periods, respectively. We had an accumulated deficit as of September 30, 2023 of $103.2 million. Additionally, we expect to continue to incur operating losses due to significant discretionary sales and marketing, medical affairs, and dermatology community outreach efforts as we seek to expand the commercialization of our licensed products in the United States.

In connection with our assessment of going concern considerations under applicable accounting standards, the Company’s management has determined that substantial doubt exists about our ability to continue as a going concern for at least one year from the date the unaudited condensed consolidated financial statements were issued.

The future viability of the Company is dependent on its ability to continue to execute its growth plan and raise additional capital or find alternative methods of financing to fund its operations during the first half of 2024, and until cash flow from operations is sufficient, if ever. We have implemented plans to improve our working capital position, particularly around inventory levels, and do not expect to need a delivery until sometime in Q3 2024, depending on actual sales until then. Management believes that the anticipated implementation of such plans, together with the recent net capital raise of $4.1 million (See Note 21, Subsequent Events) will provide the opportunity for the Company to continue as a going concern. However, no assurance can be given that the Company will be successful in these efforts.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above. There could be a material adverse effect on the Company and its financial statements if management’s plans are not achieved on a timely basis.

1. Organization and Business Overview

Biofrontera Inc., a Delaware Corporation, (the “Company” or “Biofrontera”) is a U.S.-based biopharmaceutical company commercializing a portfolio of pharmaceutical products for the treatment of dermatological conditions with a focus on photodynamic therapy (“PDT”) and topical antibiotics. The Company’s licensed products are used for the treatment of actinic keratoses, which are pre-cancerous skin lesions as well as impetigo, a bacterial skin infection.

Our principal licensed product is Ameluz®, which is a prescription drug approved for use in combination with the RhodoLED® lamp series, for PDT (when used together, “Ameluz® PDT”). In the United States, the PDT treatment is used for the lesion-directed and field-directed treatment of actinic keratoses of mild-to-moderate severity on the face and scalp. We are currently selling Ameluz® for this indication in the U.S. under an exclusive license and supply agreement (“Ameluz LSA”) with Biofrontera Pharma (“Pharma”) GmbH and Biofrontera Bioscience GmbH (together the “Ameluz Licensor”).

Our second prescription drug licensed product is Xepi® (ozenoxacin cream, 1%), a topical non-fluorinated quinolone that inhibits bacterial growth. Currently, no antibiotic resistance against Xepi® is known and it has been specifically approved by the FDA for the treatment of impetigo, a common skin infection, due to Staphylococcus aureus or Streptococcus pyogenes. It is approved for use in the United States in adults and children 2 months and older. We are currently selling Xepi® for this indication in the United States under an exclusive license and supply agreement, as amended (“Xepi LSA”) with Ferrer Internacional S.A. (“Ferrer”) that was assumed by Biofrontera on March 25, 2019 through our acquisition of Cutanea Life Sciences, Inc.(“Cutanea”). There has been limited revenue during the current reporting periods and recent developments with the third-party manufacturer that was providing our supply of Xepi® have resulted in further delays of our commercialization of the product. However, Ferrer is qualifying a new Contract manufacturer, Cambrex, which is expected to have commercially available product by late 2024. Once the new third-party manufacturer is qualified, we expect the supply of Xepi® will meet our future market demand.

Biofrontera Inc. includes its wholly owned subsidiary Bio-FRI GmbH (“Bio-FRI”), a limited liability company organized under the laws of Germany. Our subsidiary, Bio-FRI was formed on February 9, 2022, as a German presence to facilitate our relationship with the Ameluz Licensor.

Liquidity and Going Concern

The Company’s primary sources of liquidity are its existing cash balances, cash collected from the sales of its products, and cash flows from financing transactions. During the year ended December 31, 2022, we received proceeds of $9.4 million from the issuance of common stock and warrants in a private placement, net of issuance costs, and $4.6 million from the exercise of common stock warrants (See Note 19. Stockholders’ Equity). As of December 31, 2022, we had cash and cash equivalents of $17.2 million, compared to $24.5 million as of December 31, 2021. Our unaudited estimated ending cash balance at September 30, 2023 was $3.1 million.

Since we commenced operations in 2015, we have generated significant losses and have incurred net cash outflows from operations of $16.2 million and $26.7 million for the years ended December 31, 2022 and 2021. The Company had an accumulated deficit as of December 31, 2022 of $79.5 million.

The Company’s short-term material cash requirements include working capital needs and satisfaction of contractual commitments, Maruho start-up payments of $7.3 million (see Note 3. Acquisition Contract Liabilities), and legal settlement expenses after reimbursement from Biofrontera AG (see Note 24, Commitments and Contingencies).

Additionally, we expect to continue to incur operating losses due to significant discretionary sales and marketing, medical affairs, and dermatology community outreach efforts as we seek to expand the commercialization of our licensed products in the United States. We also expect to incur additional expenses to add and improve operational, financial and information systems and personnel, including personnel to support our product commercialization efforts. In addition, we expect to incur costs to continue to comply with corporate governance, regulatory reporting and other requirements applicable to us as a public company in the United States.

In connection with our assessment of going concern considerations under applicable accounting standards, the Company’s management has determined that substantial doubt exists about our ability to continue as a going concern for at least one year from the date these financial statements were issued.

The future viability of the Company is dependent on management’s plans to continue to execute its growth plan and raise additional capital or find alternative methods of financing to fund its operations until cash flow from operations is sufficient. Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern. No assurance can be given that the Company will be successful in these efforts. Accordingly, management has concluded that substantial doubt exists about the company’s ability to continue as a going concern for a period of at least 12 months from the date of issuance of these financial statements.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above. There could be a material adverse effect on the Company and its financial statements if management’s plans are not achieved on a timely basis.